INVENTORY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Total amount of Rotables	$ 10,481	$ 8,193
Slow moving inventory write-down	$ 187	$ 1,284	$ 624